Average Annual Total Returns - Advisor Class - PIMCO Global Bond Opportunities Portfolio Unhedged	Advisor 1 Year	Advisor 5 Years	Advisor 10 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 5 Years	Bloomberg Barclays Global Aggregate (USD Unhedged) Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	10.01%	4.71%	2.61%	9.20%	4.79%	2.83%